Direct Financing and Sales-Type Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Property	Dec. 31, 2013 Property	Dec. 31, 2012
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 369,005	$ 282,121
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases	174,271	120,338
Income earned from direct financing and sales-type leases	24,136	21,438	11,040
Direct Financing and Sales Type Leases | TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 160,182	$ 104,803